Warrants - Activity (Details) - shares		12 Months Ended
	Jun. 14, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Outstanding (in shares)		5,104,030
Issued as part of the Merger (in shares)		21,424,994
Exercised (in shares)		(26,099,987)
Redeemed (in shares)		(428,145)
Outstanding (in shares)		892
Number of shares issued during period resulting from conversion (in shares)	7,400,000	10,348,690
Public warrants
Class of Warrant or Right [Line Items]
Outstanding (in shares)		0
Issued as part of the Merger (in shares)		13,874,994
Exercised (in shares)		(13,446,849)
Redeemed (in shares)		(428,145)
Outstanding (in shares)		0
Private placement warrants
Class of Warrant or Right [Line Items]
Outstanding (in shares)		0
Issued as part of the Merger (in shares)		7,550,000
Exercised (in shares)		(7,550,000)
Redeemed (in shares)		0
Outstanding (in shares)		0
Other warrants
Class of Warrant or Right [Line Items]
Outstanding (in shares)		5,104,030
Issued as part of the Merger (in shares)		0
Exercised (in shares)		(5,103,138)
Redeemed (in shares)		0
Outstanding (in shares)		892